Note 10 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2016	2015
United States	$39,169	$38,323
Canada	13,327	22,501
Other	784	838
	$53,280	$61,662